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CONSECO VARIABLE INSURANCE COMPANY

FORMERLY
GREAT AMERICAN RESERVE INSURANCE COMPANY

Semiannual Report
to Contract Owners

June 30, 1999

                                        Conseco Variable Annuity Account C


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





SEMIANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

JUNE 30, 1999

===========================================================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT C                                                                                     PAGE
Statement of Assets and Liabilities as of June 30, 1999.................................................................. 2
Statements of Operations for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998.................... 5
Statements of Changes in Net Assets for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998......... 5
Notes to Financial Statements............................................................................................ 6

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)

                                                                                                                 NET ASSET
                                                                                      SHARES          COST         VALUE
----------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares (Note 2):
     The Alger American Fund:
       Growth Portfolio.........................................................     34,423.4   $  1,827,418   $  1,922,200
       Leveraged AllCap Portfolio...............................................     79,070.5      2,681,305      3,231,611
       MidCap Growth Portfolio..................................................      4,742.5        126,224        130,892
       Small Capitalization Portfolio...........................................     60,392.5      2,500,916      2,631,904
     American Century Variable Portfolios, Inc:
       Income and Growth Fund...................................................     23,076.1        160,822        171,686
       International Fund.......................................................     14,234.6        108,912        116,439
       Value Fund...............................................................     36,449.8        233,922        247,494

     Berger Institutional Products Trust:
       100 Fund.................................................................     21,260.5        256,965        301,900
       Growth and Income Fund...................................................     18,916.6        306,317        372,278
       Small Company Growth Fund................................................     14,692.2        186,672        208,776
       BIAM International Fund..................................................         54.4            625            647
     Conseco Series Trust:
       Balanced Portfolio.......................................................  1,100,132.8     14,893,508     15,868,777
       Equity Portfolio.........................................................  7,639,371.3    155,870,504    182,708,616
       Fixed Income Portfolio...................................................  1,500,604.7     14,945,214     14,370,209
       Government Securities Portfolio..........................................    126,927.4      1,524,511      1,433,225
       Money Market Portfolio...................................................  7,021,628.9      7,021,629      7,021,629
     The Dreyfus Socially Responsible Growth Fund, Inc..........................     92,009.3      2,755,478      3,224,926
     Dreyfus Stock Index Fund...................................................    586,252.9     17,418,876     21,169,594
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio..............................................      1,799.6         42,417         45,621
     Federated Insurance Series:
       High Income Bond Fund II.................................................     69,582.7        748,087        714,615
       International Equity Fund II.............................................     12,634.7        191,320        201,271
       Utility Fund II..........................................................     50,808.0        712,162        738,241
     Invesco Variable Investment Funds, Inc:
       High Yield Fund..........................................................      4,364.5         50,589         52,461
       Equity Income Fund.......................................................        361.4          7,100          7,650
     Janus Aspen Series:
       Aggressive Growth Portfolio..............................................    127,287.4      3,273,389      4,406,688
       Growth Portfolio.........................................................    256,143.9      5,905,051      6,990,167
       Worldwide Growth Portfolio...............................................    623,128.3     15,925,927     20,401,222
     Lazard Retirement Series, Inc:
       Equity Portfolio.........................................................         39.4            461            487
       Small Cap Portfolio......................................................        386.5          3,320          4,124
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio..............................................      1,217.8         25,233         28,874
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio..............................................        412.6          5,939          6,317
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio..........................................     24,024.4        323,751        314,479
       Partners Portfolio.......................................................     28,054.9        526,311        581,298
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II...................................................      5,484.4         94,376        111,881
     Strong Opportunity Fund II, Inc............................................      8,053.3        173,776        185,710
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund...............................................     22,647.3        230,704        242,552
       Worldwide Bond Fund......................................................      3,688.1         41,697         39,758
       Worldwide Emerging Markets Fund..........................................     13,327.8        110,188        138,476
       Worldwide Real Estate Fund...............................................      1,466.7         13,402         15,166
----------------------------------------------------------------------------------------------------------------------------
         Total Assets ......................................................................................    290,359,861

Liabilities:
   Amounts due to Conseco Variable Insurance Company .......................................................         92,707
----------------------------------------------------------------------------------------------------------------------------
         Net assets (Note 6) ...............................................................................   $290,267,154
============================================================================================================================

2
   The accompanying notes are an integral part of these financial statements.


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CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

JUNE 30, 1999
(UNAUDITED)

============================================================================================================================
                                                                                                                TOTAL VALUE
                                                                                     UNITS        UNIT VALUE      OF UNITS
----------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     The Alger American Fund:
       Growth Portfolio.........................................................    942,494.2   $   2.037767   $  1,920,584
       Leveraged AllCap Portfolio...............................................    891,898.6       3.620184      3,228,837
       MidCap Growth Portfolio..................................................     75,249.5       1.737966        130,781
       Small Capitalization Portfolio...........................................  1,466,983.8       1.792488      2,629,551
     American Century Variable Portfolios, Inc:
       Income and Growth Fund...................................................    144,778.1       1.184794        171,532
       International Fund.......................................................     84,509.6       1.376380        116,317
       Value Fund...............................................................    172,174.9       1.436181        247,274
     Berger Institutional Products Trust:
       100 Fund.................................................................    210,470.1       1.433130        301,631
       Growth and Income Fund...................................................    209,382.5       1.776363        371,939
       Small Company Growth Fund................................................    130,744.7       1.595395        208,590
       BIAM International Fund..................................................        547.3       1.182051            647
     Conseco Series Trust:
       Balanced Portfolio.......................................................  6,633,144.0       2.364314     15,682,835
       Equity Portfolio
         Qualified..............................................................  6,565,303.1      26.847897    176,264,583
         Nonqualified...........................................................    187,780.9      21.252390      3,990,793
       Fixed Income Portfolio
         Qualified..............................................................  2,470,861.5       5.619832     13,885,826
         Nonqualified...........................................................     71,236.6       5.399662        384,654
       Government Securities Portfolio..........................................  1,102,326.6       1.298765      1,431,663
       Money Market Portfolio
         Qualified..............................................................  2,170,004.0       2.870946      6,229,964
         Nonqualified...........................................................    264,569.7       2.870945        759,565
     The Dreyfus Socially Responsible Growth Fund, Inc..........................  1,247,817.6       2.582219      3,222,138
     Dreyfus Stock Index Fund...................................................  8,033,670.3       2.624419     21,083,714
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio..............................................     38,586.6       1.181336         45,584
     Federated Insurance Series:
       High Income Bond Fund II.................................................    504,137.8       1.416113        713,916
       International Equity Fund II.............................................    126,962.1       1.583734        201,074
       Utility Fund II..........................................................    409,509.3       1.801099        737,567
     Invesco Variable Investment Funds, Inc:
       High Yield Fund..........................................................     52,045.3       1.007081         52,414
       Equity Income Fund.......................................................      6,526.9       1.168211          7,625
     Janus Aspen Series:
       Aggressive Growth Portfolio..............................................  1,682,810.7       2.616436      4,402,967
       Growth Portfolio.........................................................  2,686,165.2       2.600124      6,984,362
       Worldwide Growth Portfolio...............................................  7,541,298.4       2.685990     20,255,855
     Lazard Retirement Series, Inc:
       Equity Portfolio.........................................................        412.8       1.177689            486
       Small Cap Portfolio......................................................      4,307.2       0.956521          4,120
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio..............................................     25,065.9       1.150891         28,848
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio..............................................      6,181.7       1.020901          6,311
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio..........................................    291,193.6       1.079175        314,249
       Partners Portfolio.......................................................    401,726.4       1.445715        580,782
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II...................................................     54,287.1       2.059111        111,783
     Strong Opportunity Fund II, Inc............................................    112,365.1       1.651089        185,525
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund...............................................    245,197.3       0.988359        242,343
       Worldwide Bond Fund......................................................     36,641.2       1.084109         39,723
       Worldwide Emerging Markets Fund..........................................    180,957.5       0.764550        138,351
       Worldwide Real Estate Fund...............................................     16,108.9       0.940611         15,152
----------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' deferred
              annuity reserves .............................................................................   $287,332,455
============================================================================================================================

                                                                               3
   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

JUNE 30, 1999
(UNAUDITED)

======================================================================================================================
                                                                                                          TOTAL VALUE
                                                                                                            OF UNITS
----------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves (from page 3)...................... $287,332,455
----------------------------------------------------------------------------------------------------------------------

   Net assets attributable to contract owners' annuity payment reserves:
     Conseco Series Trust:
       Balanced Portfolio
         Qualified.......................................................................................      245,195
       Equity Portfolio
         Qualified.......................................................................................    2,204,919
         Nonqualified....................................................................................       21,569
       Fixed Income Portfolio
         Qualified.......................................................................................       90,796
       Money Market Portfolio
         Qualified.......................................................................................       25,760
     Dreyfus Stock Index Fund............................................................................      145,040
     Janus Aspen Worldwide Growth Portfolio..............................................................      201,420
-----------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' annuity payment reserves..........................    2,934,699
-----------------------------------------------------------------------------------------------------------------------
              Net assets................................................................................. $290,267,154
=======================================================================================================================

                       The accompanying notes are an integral part of these financial statements.



4


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CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

===============================================================================================================================
                                                                                               SIX MONTHS ENDED   YEAR ENDED
                                                                                                JUNE 30, 1999     DECEMBER 31,
                                                                                                  (UNAUDITED)        1998
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares.............................................  $  2,229,424   $ 19,540,381
-------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees............................................................     1,009,243      1,827,897
-------------------------------------------------------------------------------------------------------------------------------
       Net investment income..................................................................     1,220,181     17,712,484
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) of investments:
   Net realized gains on sales of investments in portfolio shares.............................     6,562,723      9,273,245
   Net change in unrealized appreciation of investments in portfolio shares...................    17,359,366      8,806,324
-------------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares..............................................    23,922,089     18,079,569
-------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations.............................................  $ 25,142,270   $ 35,792,053
===============================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================================================
                                                                                               SIX MONTHS ENDED   YEAR ENDED
                                                                                                JUNE 30, 1999     DECEMBER 31,
                                                                                                  (UNAUDITED)        1998
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income......................................................................  $  1,220,181   $ 17,712,484
   Net realized gains on sales of investments in portfolio shares.............................     6,562,723      9,273,245
   Net change in unrealized appreciation of investments in portfolio shares...................    17,359,366      8,806,324
-------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations...............................................    25,142,270     35,792,053
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.............................................................    13,375,110     25,628,081
   Contract redemptions.......................................................................   (15,573,183)   (34,314,124)
   Net transfers..............................................................................      (250,610)    (8,796,326)
-------------------------------------------------------------------------------------------------------------------------------

     Net decrease in net assets from contract owners' transactions............................    (2,448,683)   (17,482,369)
-------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets.............................................................    22,693,587     18,309,684
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...............................................................   267,573,567    249,263,883
-------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period (Note 6).....................................................  $290,267,154   $267,573,567
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
(UNAUDITED)

================================================================================

(1) GENERAL
   Conseco Variable Annuity Account C (formerly Great American Reserve Variable Annuity Account C) ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company.
   The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   Currently, the following investment options are available (effective date in parenthesis):
THE ALGER AMERICAN FUND
   Growth Portfolio (May 1, 1997)
   Leveraged AllCap Portfolio (June 1, 1995)
   MidCap Portfolio (May 1, 1997)
   Small Capitalization Portfolio (June 1, 1995)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)
BERGER INSTITUTIONAL PRODUCTS TRUST (MAY 1, 1997)
   100 Fund
   Growth and Income
   Fund Small Company Growth Fund
   BIAM International Fund
CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(JUNE 1, 1995)
DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   International Value Portfolio
   Disciplined Stock Portfolio
FEDERATED INSURANCE SERIES (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   High Yield Fund
   Equity Income Fund

   JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS  MANAGEMENT  TRUST (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC. (May 1, 1997)
   Mid Cap Growth Fund II
STRONG OPPORTUNITY FUND II (MAY 1, 1997)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund (June 1, 1995)
   Worldwide  Emerging  Markets Fund (June 1, 1996)
   Worldwide  Hard Assets Fund (June 1, 1995)
   Worldwide Real Estate Fund (May 1, 1998)

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

 FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999
(UNAUDITED)

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                             June 30,   December 31,
                                               1999        1998
================================================================================

Conseco Series Trust:

   Balanced Portfolio....................   $  1.093   $   1.043
   Equity Portfolio
     Qualified...........................      7.939       7.308
     Nonqualified........................      7.351       6.766
   Fixed Income Portfolio
     Qualified...........................      4.826       5.012
     Nonqualified........................      4.829       5.016
   Money Market Portfolio
     Qualified...........................      1.019       1.019
   Dreyfus Stock Index Fund..............      1.211       1.097
   Janus Aspen Worldwide Growth Portfolio      1.830       1.660
================================================================================

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate cost of purchases of investments in portfolio shares were $34,436,385 and $63,530,550 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $35,787,686 and $63,152,626 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.
   The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust, the fees of which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $1,009,243 and $1,827,897 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.
   Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $101,290 and $597,806 for the six months ended June 30, 1999, and the year ended December 31, 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES
   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6) NET ASSETS
   Net assets consisted of the following at June 30, 1999:

===============================================================================

Proceeds from the sales of units since organization,
   less cost of units redeemed.................................... $ 59,923,017
Undistributed net investment income...............................  139,260,367
Undistributed net realized gains on sales of investments .........   51,951,927
Net unrealized appreciation of investments........................   39,131,843
-------------------------------------------------------------------------------
     Net assets................................................... $290,267,154
================================================================================

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT C
SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

     VARIABLE ANNUITY ACCOUNT C IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO
     EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY.
          BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT
    AND LENDING PRODUCTS, HELPING 12 MILLION CUSTOMERS STEP UP TO A BETTER, MORE
                                                                  SECURE FUTURE.


                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                              VA410 (8/99) 05964
                                     (C) 1999 Conseco Variable Insurance Company



                                                                 www.conseco.com

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